Commitments (Details) € in Thousands, $ in Millions	1 Months Ended		4 Months Ended	6 Months Ended		30 Months Ended
	Mar. 31, 2021 USD ($)	Jul. 31, 2018	Jun. 30, 2021 USD ($)	Jun. 30, 2021 USD ($) patient lease_contract	Jun. 30, 2021 EUR (€) patient lease_contract	Jun. 30, 2021 USD ($)	Jan. 31, 2019 USD ($)
Disclosure of contingent liabilities [line items]
Guarantee of EIB loan by subsidiaries, minimum threshold		5.00%
Number of short term leases | lease_contract				1	1
Annual short term lease expense | €					€ 140
Annual lease expense | €					€ 10
Royalties agreement, period				6 years	6 years
MD Anderson Cancer Center, NBTXR3
Disclosure of contingent liabilities [line items]
Number of patients in clinical trial | patient				340	340
Contractual commitments, payment							$ 11.0
Contractual commitments, milestone payment						$ 2.0
MD Anderson Cancer Center, NBTXR3 | Bottom of range
Disclosure of contingent liabilities [line items]
Milestone payment increase				$ 2.2
MD Anderson Cancer Center, NBTXR3 | Top of range
Disclosure of contingent liabilities [line items]
Milestone payment increase				16.4
Termination of PharmaEngine collaboration agreement, NBTXR3
Disclosure of contingent liabilities [line items]
Contractual commitments, payment	$ 2.5		$ 4.0	$ 6.5	€ 5,400
Contractual commitments, milestone payment upon receipt of clinical study reports	1.0
Contractual commitments, milestone payment upon second regulatory approval	$ 5.0
Royalties agreement, period	10 years
EIB loan
Disclosure of contingent liabilities [line items]
Royalties agreement, period		6 years
Minimum | EIB loan
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities | €					€ 35,000